Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.faegredrinker.com

February 4, 2026

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Conestoga Funds (the “Trust”)
(1933 Act Registration No. 333-90720)
(1940 Act Registration No. 811-21120)

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that the Trust’s statement of additional information dated January 31, 2026 that would have been filed under paragraph (c) of Rule 497 of the Securities Act would not have differed from the Trust’s statement of additional information dated January 31, 2026 contained in Post-Effective Amendment No. 52 to the Trust’s Registration Statement on Form N-1A under the Securities Act and the Investment Company Act of 1940, as amended, which was filed on January 28, 2026 (Accession No. 0001398344-26-001506).

Questions and comments concerning this letter may be directed to the undersigned at (215) 255-6842.

Very truly yours,

/s/ Gloria Y. Liu
Gloria Y. Liu

cc:	Joshua B. Deringer
David L. Williams